Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Trade payables	106,394	196,644	135,328
Other payables	2,807	4,689	3,559
Accrued expenses	63,984	94,381	77,061
Social security and other taxes	10,149	13,855	11,284
	183,334	309,569	227,232
Less: non-current portion
Trade payables	29,738	77,438	44,667
Other payables	1,503	1,745	1,977
Non-current trade and other payables	31,241	79,183	46,644
Current trade and other payables	152,093	230,386	180,588